SHORT AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short and Long-Term Debt
SHORT AND LONG-TERM DEBT
Short-term Debt
As a source of short-term financing, we utilize cash on hand and commercial paper or bank loans with an original maturity of three months or less. We maintain a $1.0 billion unsecured revolving credit facility, which currently expires in November 2020. This agreement also includes an option to increase borrowings by an additional $400 million with the consent of the lenders.
The unsecured committed revolving credit agreement contains a financial covenant whereby the ratio of (a) pre-tax income from operations from the most recent four fiscal quarters to (b) consolidated interest expense for the most recent four fiscal quarters may not be less than 2.0 to 1.0 at the end of each fiscal quarter. The credit agreement also contains customary representations, warranties and events of default. Payment of outstanding advances may be accelerated, at the option of the lenders, should we default in our obligation under the credit agreement. As of December 31, 2017, we complied with all customary affirmative and negative covenants and the financial covenant pertaining to our credit agreement. There were no significant compensating balance agreements that legally restricted these funds.
In addition to the revolving credit facility, we maintain lines of credit with domestic and international commercial banks. Our credit limit in various currencies was $440,148 at December 31, 2017 and $504,237 at December 31, 2016. These lines permit us to borrow at the respective banks’ prime commercial interest rates, or lower. We had short-term foreign bank loans against these lines of credit for $110,684 at December 31, 2017 and $158,805 at December 31, 2016. Commitment fees relating to our revolving credit facility and lines of credit are not material.
At December 31, 2017, we had outstanding commercial paper totaling $448,675, at a weighted average interest rate of 1.4%. At December 31, 2016, we had outstanding commercial paper totaling $473,666, at a weighted average interest rate of 0.6%.
The maximum amount of short-term borrowings outstanding during 2017 was $815,588. The weighted-average interest rate on short-term borrowings outstanding was 1.7% as of December 31, 2017 and 1.0% as of December 31, 2016.
Long-term Debt
Long-term debt consisted of the following:

December 31,	2017	2016
1.60% Notes due 2018	$300,000	$300,000
4.125% Notes due 2020	350,000	350,000
8.8% Debentures due 2021	84,715	84,715
2.625% Notes due 2023	250,000	250,000
3.20% Notes due 2025	300,000	300,000
2.30% Notes due 2026	500,000	500,000
7.2% Debentures due 2027	193,639	193,639
3.375% Notes due 2046	300,000	300,000
Capital lease obligations	99,194	83,619
Net impact of interest rate swaps, debt issuance costs and unamortized debt discounts	(16,427)	(14,275)
Total long-term debt	2,361,121	2,347,698
Less—current portion	300,098	243
Long-term portion	$2,061,023	$2,347,455

In September 2016, we repaid $250,000 of 5.45% Notes due in 2016 upon their maturity. In November 2016, we repaid $250,000 of 1.50% Notes due in 2016 upon their maturity. In August 2016, we issued $500,000 of 2.30% Notes due in 2026 and $300,000 of 3.375% Notes due in 2046 (the "Notes"). Proceeds from the issuance of the Notes, net of discounts and issuance costs, totaled $792,953. The Notes were issued under a shelf registration statement on Form S-3 filed in June 2015 that registered an indeterminate amount of debt securities.
In August 2015, we paid $100,165 to repurchase $71,646 of our long-term debt as part of a cash tender offer, consisting of $15,285 of our 8.80% Debentures due in 2021 and $56,361 of our 7.20% Debentures due in 2027. We used a portion of the proceeds from the Notes issued in August 2015 to fund the repurchase. As a result of the repurchase, we recorded interest expense of $28,326 which represented the premium paid for the tender offer as well as the write-off of the related unamortized debt discount and debt issuance costs. Upon extinguishment of the debt, we unwound the fixed-to-floating interest rate swaps related to the tendered bonds and recognized a gain of $278 currently in interest expense resulting from the hedging instruments.

Aggregate annual maturities of our long-term Notes (excluding capital lease obligations and net impact of interest rate swaps, debt issuance costs and unamortized debt discounts) are as follows for the years ending December 31:

2018	$300,098
2019	—
2020	350,000
2021	84,715
2022	—
Thereafter	1,543,639

Our debt is principally unsecured and of equal priority. None of our debt is convertible into our Common Stock.
Interest Expense
Net interest expense consists of the following:

For the years ended December 31,	2017	2016	2015
Interest expense	$104,232	$97,851	$93,520
Capitalized interest	(4,166)	(5,903)	(12,537)
Loss on extinguishment of debt	—	—	28,326
Interest expense	100,066	91,948	109,309
Interest income	(1,784)	(1,805)	(3,536)
Interest expense, net	$98,282	$90,143	$105,773